Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Consumer Staples - 47.9%(a)
Altria Group, Inc.	10,578	$518,428
Archer-Daniels-Midland Co.	7,885	488,949
Brown-Forman Corp. - Class B (b)	10,741	485,063
Bunge Global SA	4,565	480,375
Campbell Soup Co. (b)	10,663	499,668
Church & Dwight Co., Inc.	4,356	426,932
Clorox Co.	3,519	464,262
Coca-Cola Co.	7,500	500,550
Colgate-Palmolive Co.	4,953	491,288
Conagra Brands, Inc.	16,552	501,857
Constellation Brands, Inc. - Class A	1,856	455,017
Costco Wholesale Corp.	550	452,100
Dollar General Corp.	3,725	448,453
Dollar Tree, Inc. (b)(c)	4,425	461,704
Estee Lauder Cos., Inc. - Class - (b)	4,117	410,094
General Mills, Inc. (b)	7,156	480,454
Hershey Co. (b)	2,516	496,860
Hormel Foods Corp.	15,385	494,012
J M Smucker Co.	4,206	496,098
Kellanova	8,150	473,922
Kenvue, Inc.	25,961	480,019
Keurig Dr Pepper, Inc.	13,781	472,413
Kimberly-Clark Corp.	3,366	454,578
Kroger Co.	9,314	507,613
Lamb Weston Holdings, Inc. (b)	5,409	324,648
McCormick & Co., Inc.	6,914	532,447
Molson Coors Beverage Co. - Class B (b)	9,471	500,542
Mondelez International, Inc. - Class A	7,121	486,720
Monster Beverage Corp. (c)	9,768	502,564
PepsiCo, Inc.	2,861	494,009
Philip Morris International, Inc.	4,587	528,239
Procter & Gamble Co.	2,821	453,504
Sysco Corp.	6,638	508,803
Target Corp.	3,327	500,414
The Kraft Heinz Co.	14,488	510,122
Tyson Foods, Inc. - Class A	8,688	529,099
Walgreens Boots Alliance, Inc. (b)	30,164	358,047
Walmart, Inc.	6,994	480,068
		18,149,935

Health Care - 52.0%(a)
Abbott Laboratories	2,902	307,438
AbbVie, Inc.	1,784	330,611
Agilent Technologies, Inc.	2,316	327,482
Align Technology, Inc. (c)	1,173	271,995
Amgen, Inc. (b)	1,012	336,460
Baxter International, Inc.	8,917	319,407
Becton Dickinson & Co.	1,286	310,003
Biogen, Inc. (c)	1,301	277,373
Bio-Rad Laboratories, Inc. - Class A (b)(c)	1,065	360,353
Bio-Techne Corp.	3,970	323,912
Boston Scientific Corp. (c)	3,921	289,683
Bristol-Myers Squibb Co.	7,312	347,759
Cardinal Health, Inc.	3,006	303,095
Catalent, Inc. (c)	5,426	321,979
Cencora, Inc. (b)	1,295	308,055
Centene Corp. (c)	4,372	336,294
Charles River Laboratories International, Inc. (c)	1,443	352,236
Cigna Corp.	905	315,546
Cooper Cos., Inc.	3,228	301,269
CVS Health Corp. (b)	5,004	301,891
Danaher Corp.	1,180	326,954
DaVita, Inc. (b)(c)	2,136	291,820
DexCom, Inc. (c)	2,596	176,061
Edwards Lifesciences Corp. (c)	3,452	217,649
Elevance Health, Inc.	565	300,597
Eli Lilly & Co.	344	276,669
GE HealthCare Technologies, Inc.	3,935	333,019
Gilead Sciences, Inc.	4,634	352,462
HCA Healthcare, Inc. (b)	893	324,204
Henry Schein, Inc. (b)(c)	4,583	329,701
Hologic, Inc. (c)	4,200	342,762
Humana, Inc.	842	304,476
IDEXX Laboratories, Inc. (c)	596	283,768
Incyte Corp. (c)	4,852	315,720
Insulet Corp. (c)	1,504	292,302
Intuitive Surgical, Inc. (c)	710	315,673
IQVIA Holdings, Inc. (c)	1,421	349,893
Johnson & Johnson	2,073	327,223
Labcorp Holdings, Inc.	1,509	325,099
McKesson Corp. (b)	511	315,297
Medtronic PLC	3,719	298,710
Merck & Co., Inc.	2,325	263,027
Mettler-Toledo International, Inc. (c)	208	316,374
Moderna, Inc. (c)	2,150	256,323
Molina Healthcare, Inc. (c)	981	334,786
Pfizer, Inc.	10,941	334,138
Quest Diagnostics, Inc.	2,189	311,495
Regeneron Pharmaceuticals, Inc. (c)	290	312,965
ResMed, Inc.	1,428	304,521
Revvity, Inc.	2,769	347,814
Solventum Corp. (c)	5,525	325,312
STERIS PLC	1,385	330,683
Stryker Corp. (b)	877	287,174
Teleflex, Inc.	1,452	320,776
Thermo Fisher Scientific, Inc.	525	322,003
UnitedHealth Group, Inc.	608	350,305
Universal Health Services, Inc. - Class B	1,602	342,444
Vertex Pharmaceuticals, Inc. (c)	629	311,808
Viatris, Inc.	29,627	357,302
Waters Corp. (c)	1,025	344,687
West Pharmaceutical Services, Inc.	907	277,696
Zimmer Biomet Holdings, Inc.	2,808	312,671
Zoetis, Inc.	1,765	317,771
		19,724,975
TOTAL COMMON STOCKS (Cost $37,358,940)		37,874,910

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 13.8%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51% (d)	5,231,351	5,231,351
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,231,351)		5,231,351

TOTAL INVESTMENTS - 113.7% (Cost $42,590,291)		43,106,261
Liabilities in Excess of Other Assets - (13.7)%		(5,185,531)
TOTAL NET ASSETS - 100.0%		$37,920,730

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $5,122,584 which represented 13.5% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,874,910	$–	$–	$37,874,910
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	5,231,351
Total Investments	$37,874,910	$–	$–	$43,106,261

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.